INCOME TAXES (RESTATED) (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Net operating losses carryforwards	$ 318,700	$ 69,000
Less: valuation allowance	(318,700)	(69,000)
Deferred tax assets, net